Plant and Equipment - Summary of Plant and Equipment (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 39,709
Additions	25,200	$ 23,300	$ 18,200
Ending balance	41,292	39,709
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	102,547	91,809
Additions	25,245	23,323
Reclassification	0	0
Acquired on acquisition of a subsidiary	721
Disposals	(1,033)	(4,181)
Written off	(1,406)	(4,955)
Currency alignment	(7,653)	(3,449)
Ending balance	118,421	102,547	91,809
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,838	51,228
Depreciation for the year	20,976	22,085
Disposals	(896)	(3,902)
Written off	(1,389)	(4,802)
Currency alignment	(4,400)	(1,771)
Ending balance	77,129	62,838	51,228
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,224
Ending balance	14,271	16,224
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46,893	38,713
Additions	8,060	5,574
Reclassification	0	7,668
Acquired on acquisition of a subsidiary	263
Disposals	(260)	(1,941)
Written off	(133)	(1,558)
Currency alignment	(3,393)	(1,563)
Ending balance	51,430	46,893	38,713
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,669	23,841
Depreciation for the year	8,879	10,918
Disposals	(225)	(1,832)
Written off	(116)	(1,424)
Currency alignment	(2,048)	(834)
Ending balance	37,159	30,669	23,841
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,165
Ending balance	5,598	5,165
Furniture and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,703	8,798
Additions	2,649	1,534
Reclassification	106	955
Acquired on acquisition of a subsidiary	165
Disposals	(22)	(650)
Written off	(2)	(564)
Currency alignment	(704)	(370)
Ending balance	11,895	9,703	8,798
Furniture and fittings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,538	4,005
Depreciation for the year	2,115	1,858
Disposals	(18)	(602)
Written off	(2)	(561)
Currency alignment	(336)	(162)
Ending balance	6,297	4,538	4,005
Office equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,845
Ending balance	19,923	17,845
Office equipment and software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,476	38,186
Additions	13,232	5,189
Reclassification	82	7,979
Acquired on acquisition of a subsidiary	293
Disposals	(751)	(1,589)
Written off	(1,271)	(2,833)
Currency alignment	(3,465)	(1,456)
Ending balance	53,596	45,476	38,186
Office equipment and software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,631	23,382
Depreciation for the year	9,982	9,309
Disposals	(653)	(1,468)
Written off	(1,271)	(2,817)
Currency alignment	(2,016)	(775)
Ending balance	33,673	27,631	23,382
Equipment-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	475
Ending balance	1,500	475
Equipment-in-progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	475	6,112
Additions	1,304	11,026
Reclassification	(188)	(16,602)
Disposals	0	(1)
Written off	0	0
Currency alignment	(91)	(60)
Ending balance	1,500	475	6,112
Equipment-in-progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Written off	0	0
Currency alignment	0	0
Ending balance	$ 0	$ 0	$ 0